Revenues	12 Months Ended
Dec. 31, 2018
Revenues [Abstract]
Time Charter And Voyage Revenue
Revenues

Revenues are comprised of the following:

	Year Ended December 31
	2016	2017	2018
Time charter revenue	$108,487	$146,533	$191,977
Voyage charter revenue	—	1,095	1,113
Other income	5,472	6,412	8,458
Total	113,959	154,040	201,548